Note 5 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Note 5 - Acquisitions (Tables) [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Fair value on
acquisition date
Cash and cash equivalents	$91
Trade and other receivables, net	244
Inventories	71
Prepaid expenses	8
Vessels	20,350
Total assets	20,764

Accounts payable	2,556
Accrued liabilities	267
Deferred income	110
Bank debt	12,385
Total liabilities	15,318

Fair value of net assets	5,446
Fair value of additional consideration	5,682
Goodwill	$236

Schedule of Noncash or Part Noncash Acquisitions [Table Text Block]
	Year ended December 31, 2014	Year ended December 31, 2013
Promissory Note Kentucky	$7,500	$7,500
Promissory Note Williams	2,000	2,000
Promissory Note RJLT	1,500	1,500
Warrant	6,122	6,122
Common shares	4,725	4,725
Other	8	8
Total advances for acquistion of coal property	$21,855	$21,855

Schedule of Business Acquisitions Purchase Price Allocation [Table Text Block]
Cash	$125
Common Stock Issued	5,875
Senior Security Note	9,000
Total purchase price	$15,000
Fair value adjustment	1,637
Total adjusted purchase price	$13,363
Accounts receivable	$16
Leased mineral rights	20,117
Accounts payable	(1,007)
Royalties payable	(875)
Contigent consideration	(4,052)
Asset retirement obligations	(836)
$13,363
Common Stock issued	$10,000
Promissory Note	6,000
Senior Secured Note	14,000
Total purchase price	$30,000
Fair value adjustment	1,598
Total adjusted purchase price	$28,402
Accounts receivable	$166
Property, Plant and Equipment	9,650
Goodwill	28,007
Accounts payable	(2,076)
Contigent consideration	(7,239)
Asset retirement obligations	(106)
$28,402

Acquisition of Three Oil Tanker/Asphalt Carriers Vessels [Member]
Note 5 - Acquisitions (Tables) [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
	Year Ended

	December 31, 2014	December 31, 2013
	Unaudited	Unaudited
	(In thousands)
Total Revenues
As reported	$12,609	$7,343
Pro forma	$19,877	$16,827

Operating Loss
As reported	$(57,201)	$(83,169)
Pro forma	$(56,415)	$(82,937)

Net loss applicable to common shareholders
As reported	$(100,223)	$(158,232)
Pro forma	$(92,518)	$(158,464)

Net loss per share applicable to common shareholders
As reported	$(1.30)	$(297,989)
Pro forma	$(1.20)	$(298,426)

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013
Depreciation Expense	$(392)	$(114)

Acquisition of VAG and VPP [Member]
Note 5 - Acquisitions (Tables) [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
	Year Ended

	December 31, 2013	December 31, 2012
	Unaudited	Unaudited
	(In thousands)
Total Revenues
As reported	$7,343	$8,928
Pro forma VAG	7,984	9,311
Pro forma VPP	11,297	13,037
Pro forma Total	$11,938	$13,420

Operating Loss
As reported	$(83,169)	$(16,470)
Pro forma VAG	(82,818)	(17,084)
Pro forma VPP	(83,723)	(17,069)
Pro forma Total	$(85,409)	$(20,216)

Net loss applicable to common shareholders
As reported	$(158,232)	$(402,562)
Pro forma VAG	(157,881)	(403,176)
Pro forma VPP	(158,786)	(403,161)
Pro forma Total	$(160,468)	$(406,308)

Net loss per share applicable to common shareholders
As reported	$(297,989)	$(2,795,569)
Pro forma VAG	(297,328)	(2,799,835)
Pro forma VPP	(299,032)	(2,799,731)
Pro forma Total	$(302,200)	$(2,821,583)
	Year ended December 31, 2013	Year ended December 31, 2012
Depreciation Expense	$452	$483
Depletion Expense	57	95
Interest Expense	1,017	1,266